Trade payables and other current liabilities	3 Months Ended
Mar. 31, 2022
Trade payables and other current liabilities [Abstract]
Trade payables and other current liabilities
Note 17. - Trade payables and other current liabilities
Trade payables and other current liabilities as of March 31, 2022 and December 31, 2021 are as follows:

	Balance as of March 31,	Balance as of December 31,
	2022	2021
	($ in thousands)
Trade accounts payable	83,239	79,052
Down payments from clients	2,006	542
Other accounts payable	37,101	34,313
Total	122,346	113,907

Trade accounts payable mainly relate to the operation and maintenance of the plants.
Nominal values of trade payables and other current liabilities are considered to be approximately equal to fair values and the effect of discounting them is not significant.